20. Employees benefits (Details 3) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Employees Benefits Details 3
Fair value of the plan’s assets, beginning of the year	R$ 1,712,551	R$ 1,586,930
Expected return on the plan assets	183,689	201,779	R$ 205,981
Expected Company’s contributions	48,742	23,046
Expected participants’ contributions	52,675	23,525
Benefits paid	(118,360)	(123,347)
Actuarial gains/(losses) included in other comprehensive income (loss)	52,083	192,458	(136,389)
Effect of the plan migration – early reduction/curtailment	0	(191,840)
Fair value of the plan’s assets, end of the year	1,931,380	1,712,551	R$ 1,586,930
(Deficit)/Surplus	R$ 388,461	R$ 753,170